UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
 Centennial, Colorado 80112-3924
 (Address of principal executive offices)(zip code)

Cynthia Lo Besette
OFI SteelPath, Inc.
225 Liberty Street
 New York, New York 10281-1008
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1. Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS – As of 08/31/2017
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 91.7%

Coal — 0.2%
Alliance Holdings GP LP	285,916	$7,876,986

Diversified — 8.2%
Enterprise Products Partners LP	4,742,256	123,630,614
Hess Midstream Partners LP	703,810	14,822,239
Westlake Chemical Partners LP	652,180	15,619,711
Williams Partners LP	2,949,621	116,215,067
Total Diversified		270,287,631

Gathering/Processing — 7.9%
Antero Midstream Partners LP	1,871,060	63,185,696
Archrock Partners LP	2,503,680	34,300,416
Crestwood Equity Partners LP	342,645	8,548,993
CSI Compressco LP	786,709	3,689,665
Summit Midstream Partners LP	1,781,669	37,504,133
Western Gas Partners LP	2,156,868	110,172,817
Total Gathering/Processing		257,401,720

Marine — 1.8%
Golar LNG Partners LP	1,672,048	36,751,615
Teekay LNG Partners LP	1,240,702	21,091,934
Teekay Offshore Partners LP	102,500	236,775
Total Marine		58,080,324

Natural Gas Pipelines — 30.7%
Cone Midstream Partners LP	1,081,860	18,856,820
CrossAmerica Partners LP	931,136	24,954,445
Energy Transfer Equity LP	10,058,645	174,718,663
Energy Transfer Partners LP	9,844,389	187,141,844
EQT Midstream Partners LP	1,004,929	76,746,428
Rice Midstream Partners LP 1	4,425,105	91,820,929
Spectra Energy Partners LP	999,403	44,303,535
Tallgrass Energy GP LP 1	5,230,614	140,598,904
Tallgrass Energy Partners LP	2,637,344	124,667,251
TC Pipelines LP	2,313,002	121,710,165
Total Natural Gas Pipelines		1,005,518,984

Petroleum Transportation — 42.9%
Andeavor Logistics LP	1,602,604	79,729,549
Buckeye Partners LP	2,148,432	122,868,826
DCP Midstream LP	2,452,890	78,762,298
Enbridge Energy Partners LP	3,406,335	51,878,482
Genesis Energy LP	5,203,601	138,936,147
Global Partners LP	1,066,845	18,456,419
Holly Energy Partners LP 1	4,143,307	135,237,540
Magellan Midstream Partners LP	1,799,479	121,266,890
MPLX LP	4,547,778	156,079,741
NGL Energy Partners LP	4,752,566	42,535,466
NuStar Energy LP	1,187,745	48,091,795
NuStar GP Holdings LLC [1]	3,745,872	79,225,193
Plains All American Pipeline LP	726,714	15,740,625
Plains GP Holdings LP, Class A	929,910	20,904,377
Shell Midstream Partners LP	840,666	23,261,228
Sunoco LP	3,994,078	125,054,582
TransMontaigne Partners LP 1	2,324,321	105,198,768
VTTI Energy Partners LP	985,040	19,109,776

Western Refining Logistics LP	836,840	$21,757,840
Total Petroleum Transportation		1,404,095,542

Total Master Limited Partnership Shares (identified cost $2,683,753,701)		3,003,261,187

Common Stock — 7.7%
Diversified — 3.1%
ONEOK, Inc.	1,869,474	101,250,712

Gathering/Processing — 3.7%
Antero Midstream GP LP	1,633,475	31,134,034
Targa Resources Corp.	2,009,639	89,569,610
Total Gathering/Processing		120,703,644

Marine — 0.9%
GasLog Partners LP	1,297,868	29,461,603

Total Common Stock (identified cost $227,561,229)		251,415,959

Preferred Master Limited Partnership Shares — 2.0%

Gathering/Processing — 0.7%
Crestwood Equity Partners LP, 9.25% [2]	2,867,200	23,166,976

Petroleum Transportation — 1.3%
GPM Petroleum LP, 10.00% [1,2]	2,000,000	41,040,000

Total Preferred Master Limited Partnership Shares (identified cost $60,674,151)		64,206,976

Short-Term Investments — 0.8%

Money Market — 0.8%
Fidelity Treasury Portfolio, Institutional Class , 0.89% [3]	$27,311,160	27,311,160

Total Short-Term Investments (identified cost $27,311,160)		27,311,160

Total Investments — 102.2% (identified cost $2,999,300,241)		3,346,195,282

Liabilities In Excess of Other Assets — (2.2)%		(72,672,497)

Net Assets -— 100.0%		$3,273,522,785

LLC - Limited Liability Company

LP - Limited Partnership

GP - General Partner

[1]
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2017, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2016	Gross Additions	Gross Reductions	Shares August 31, 2017
Master Limited Partnership Shares
Holly Energy Partners LP	4,260,282	-	(116,975)	4,143,307
Midcoast Energy Partners LPi	1,339,510	-	(1,339,510)	-
NuStar GP Holdings LLC	1,834,567	1,917,305	(6,000)	3,745,872
Rice Midstream Partners LPii	2,958,060	1,530,875	(63,830)	4,425,105
Tallgrass Energy GP LP	2,423,040	2,859,474	(51,900)	5,230,614
TransMontaigne Partners LP	1,264,800	1,087,751	(28,230)	2,324,321
Private Investment in Public Entity
Rice Midstream Partners LP PIPE Units[i]	997,501	-	(997,501)	-
Preferred Master Lmited Partnership Shares
GPM Petroleum LP - Preferred	2,000,000	-	-	2,000,000

	Value August 31, 2017	Distributions	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)
Master Limited Partnership Shares
Holly Energy Partners LP	$135,237,540	$7,777,613	$3,065,702	$6,606,155
Midcoast Energy Partners LPi	-	478,875	(8,368,463)	-
NuStar GP Holdings LLC	79,225,193	5,164,590	79,197	(15,858,178)
Rice Midstream Partners LPii	91,820,929	2,845,457	628,187	(402,531)
Tallgrass Energy GP LP	140,598,904	3,648,368	13,594	9,888,971
TransMontaigne Partners LP	105,198,768	4,303,138	602,965	6,408,127
Private Investment in Public Entity
Rice Midstream Partners LP PIPE Unitsi,ii	-	510,022	-	-
Preferred Master Lmited Partnership Shares
GPM Petroleum LP - Preferred	41,040,000	2,933,981	-	3,913,981
	593,121,334	27,662,044	(3,978,818)	10,556,525

i.	Not an affiliate on August 31, 2017 was an affiliate during period ended August 31, 2017.
ii.	Rice Midstream Partners LP PIPE Units were converted to Rice Midstream Partners LP in a non-taxable corporate action.

[2]
Restricted security. The aggregate value of restricted securities at period end was $64,206,976, which represents 1.96% of the Fund's net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Crestwood Equity Partners LP - Preferred	3/2/2017 – 8/14/2017	$27,785,537	$23,166,976	$(4,618,561)
GPM Petroleum LP	1/12/2016	40,000,000	41,040,000	1,040,000

[3]	Variable rate security; the coupon rate represents the rate at August 31, 2017.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS – As of 08/31/2017
(Unaudited)

Description	Shares	Value
Master Limited Partnership Shares — 83.5%
Diversified — 14.8%
Enterprise Products Partners LP	9,950,273	$259,403,617
Westlake Chemical Partners LP 1	2,113,927	50,628,552
Williams Partners LP	3,873,046	152,598,012
Total Diversified		462,630,181

Gathering/Processing — 2.1%
Western Gas Partners LP	1,308,797	66,853,351

Natural Gas Pipelines — 38.6%
Energy Transfer Equity LP	16,613,896	288,583,374
Energy Transfer Partners LP 1	16,565,999	314,919,641
EQT Midstream Partners LP	1,221,713	93,302,222
Rice Midstream Partners LP 1	4,749,016	98,542,082
Tallgrass Energy GP LP 1	5,754,192	154,672,681
Tallgrass Energy Partners LP	617,268	29,178,258
TC Pipelines LP 1	4,307,708	226,671,595
Total Natural Gas Pipelines		1,205,869,853

Petroleum Transportation — 28.0%
Buckeye Partners LP	2,096,216	119,882,593
Genesis Energy LP	2,208,850	58,976,295
Magellan Midstream Partners LP	3,119,202	210,203,023
MPLX LP	6,667,877	228,841,538
Phillips 66 Partners LP	1,879,624	89,808,435
Plains All American Pipeline LP	3,499,128	75,791,112
Plains GP Holdings LP, Class A	4,022,010	90,414,785
Total Petroleum Transportation		873,917,781

Total Master Limited Partnership Shares (identified cost $2,560,288,596)		2,609,271,166

Common Stocks — 11.7%
Diversified — 2.3%
Williams Cos., Inc.	2,476,872	73,637,405

Gathering/Processing — 9.4%
Antero Midstream GP LP	3,864,162	73,650,928
Targa Resources Corp.	4,925,976	219,550,750
Total Gathering/Processing		293,201,678

Total Common Stocks (identified cost $346,533,217)		366,839,083

Total Investments — 95.2% (identified cost $2,906,821,813)		2,976,110,249

Other Assets In Excess of Liabilities — 4.8%		150,606,318

Net Assets -— 100.0%		$3,126,716,567

LP - Limited Partnership

GP - General Partner

[1]
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2017, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2016	Gross Additions	Gross Reductions	Shares August 31, 2017

Master Limited Partnership Shares
Energy Transfer Partners LPi, ii	9,493,711	12,556,709	(5,484,421)	16,565,999
Nustar GP Holdings LLC[i]	2,341,638	-	(2,341,638)	-
Rice Midstream Partners LPiii	168,500	5,324,132	(743,616)	4,749,016
Tallgrass Energy GP LP	7,338,310	517,658	(2,101,776)	5,754,192
TC Pipelines LP	4,803,969	146,439	(642,700)	4,307,708
TransMontaigne Partners LPi	989,349	-	(989,349)	-
Westlake Chemical Partners LP	2,830,575	196,381	(913,029)	2,113,927
Private Investment in Public Entity
Rice Midstream Partners LP PIPE Unitsi, iii	4,788,003	-	(4,788,003)	-

	Value August 31, 2017	Distributions	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)
Master Limited Partnership Shares
Energy Transfer Partners LPi, ii	$314,919,641	$25,593,233	$23,151,346	$(110,993,093)
Nustar GP Holdings LLC[i]	-	1,251,425	(604,512)	-
Rice Midstream Partners LPiii	98,542,082	1,572,680	2,461,069	7,185,625
Tallgrass Energy GP LP	154,672,681	5,962,664	(2,357,059)	30,059,370
TC Pipelines LP	226,671,595	13,381,043	20,288,709	(6,392,029)
TransMontaigne Partners LPi	-	699,966	17,723,243	-
Westlake Chemical Partners LP	50,628,552	2,576,208	8,441,971	3,226,178
Private Investment in Public Entity
Rice Midstream Partners LP PIPE Unitsi, iii	-	2,448,106	-	-
	845,434,551	53,485,325	69,104,767	(76,913,949)

[i]	Is not an affiliate as of August 31, 2017. Was an affiliate during the period ended August 31, 2017.

ii	Acquired by Sunoco Logistics Partners LP April 28, 2017. Name changed from Sunoco Logistic Partners LP effective May 1, 2017.

iii.	Rice Midstream Partners LP PIPE Units were converted to Rice Midstream Partners in a non-taxable corporate action.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS – As of 08/31/2017
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 84.0%

Diversified — 2.8%
Williams Partners LP	2,696,897	$106,257,742

Gathering/Processing — 19.3%
American Midstream Partners LP 1	6,008,837	79,016,207
Archrock Partners LP 1	5,367,394	73,533,298
Crestwood Equity Partners LP 1	5,192,151	129,544,167
CSI Compressco LP 1	2,306,547	10,817,705
EnLink Midstream Partners LP	11,708,054	190,021,716
Sanchez Midstream Partners LP 1	1,773,905	17,739,050
Summit Midstream Partners LP 1	6,118,030	128,784,532
USA Compression Partners LP 1	6,448,263	101,753,590
Total Gathering/Processing		731,210,265

Marine — 4.1%
Golar LNG Partners LP 1	3,686,241	81,023,577
Hoegh LNG Partners LP	488,242	9,008,065
Teekay LNG Partners LP	3,746,835	63,696,195
Teekay Offshore Partners LP	443,843	1,025,277
Total Marine		154,753,114

Natural Gas Pipelines — 14.1%
CrossAmerica Partners LP 1	2,301,394	61,677,359
Energy Transfer Partners LP	19,371,355	368,249,450
TC Pipelines LP	1,984,746	104,437,335
Total Natural Gas Pipelines		534,364,144

Petroleum Transportation — 40.5%
Arc Logistics Partners LP 1	1,896,477	31,538,413
Blueknight Energy Partners LP 1	2,007,434	11,542,746
Buckeye Partners LP	1,719,213	98,321,792
DCP Midstream LP	4,672,146	150,022,608
Delek Logistics Partners LP	457,743	14,350,243
Enbridge Energy Partners LP	9,446,828	143,875,190
Genesis Energy LP 1	6,474,500	172,869,150
Global Partners LP 1	2,946,378	50,972,339
Holly Energy Partners LP	1,821,271	59,446,285
Martin Midstream Partners LP 1	6,406,253	109,867,239
NGL Energy Partners LP 1	9,609,672	86,006,564
NuStar Energy LP 1	5,540,776	224,346,020
NuStar GP Holdings LLC	700,000	14,805,000
PBF Logistics LP	893,588	19,524,898
Sprague Resources LP 1	1,630,258	41,979,144
Sunoco LP 1	9,318,350	291,757,539
USD Partners LP 1	750,975	8,523,566
Total Petroleum Transportation		1,529,748,736

Propane — 3.2%
Amerigas Partners LP	775,336	33,641,829
Suburban Propane Partners LP 1	3,561,282	88,177,342
Total Propane		121,819,171

Total Master Limited Partnership Shares (identified cost $3,308,220,008)		3,178,153,172

Common Stock — 6.8%

Diversified — 1.9%
ONEOK, Inc.	1,352,135	73,231,632

Gathering/Processing — 2.1%
Targa Resources Corp.	1,734,710	$77,316,025

Marine — 1.8%
KNOT Offshore Partners LP 1	1,803,652	42,476,004
GasLog Partners LP	1,175,291	26,679,106
Total Marine		69,155,110

Petroleum Transportation — 1.0%
Enbridge Energy Management LLC [2]	2,578,869	37,161,498

Total Common Stock (identified cost $222,669,905)		256,864,265

Preferred Master Limited Partnership Shares — 2.3%

Gathering/Processing — 1.0%
Crestwood Equity Partners LP, 9.25% [1,3]	2,867,201	23,166,984
CSI Compressco LP - Series A, 11.00% [1,3]	1,257,114	13,840,829
Total Gathering/Processing		37,007,813

Marine — 0.3%
Teekay Offshore Partners LP, 7.25%	597,273	12,315,769

Petroleum Transportation — 1.0%
Blueknight Energy Partners LP, 11.00% [1]	801,393	6,234,837
GPM Petroleum LP, 10.00% [1,3]	1,500,000	30,780,000
Total Petroleum Transportation		37,014,837

Total Preferred Master Limited Partnership Shares (identified cost $81,589,889)		86,338,419

Short-Term Investments — 0.9%

Money Market — 0.9%
Fidelity Treasury Portfolio, Institutional Class , 0.89% [4]	$33,422,233	33,422,233

Total Short-Term Investments (identified cost $33,422,233)		33,422,233

Total Investments — 94.0% (identified cost $3,645,902,035)		3,554,778,089

Other Assets In Excess of Liabilities — 6.0%		225,617,305

Net Assets -— 100.0%		$3,780,395,394

LLC - Limited Liability Company

LP - Limited Partnership
GP - General Partner

[1]
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2017, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2016	Gross Additions	Gross Reductions	Shares August 31, 2017

Master Limited Partnership Shares
American Midstream Partners LP	5,113,930	894,907	-	6,008,837
Arc Logistic Partners LP	1,896,477	-	-	1,896,477
Archrock Partners LP	5,234,394	133,000	-	5,367,394
Blueknight Energy Partners LP	1,741,034	266,400	-	2,007,434
Crestwood Equity Partners LP	4,592,151	600,000	-	5,192,151
CrossAmerica Partners LP	1,809,700	491,694	-	2,301,394
CSI Compressco LPiii	2,008,585	297,962	-	2,306,547
Genesis Energy LP	500,000	5,974,500	-	6,474,500
Global Partners LP	2,414,606	531,772	-	2,946,378
Golar LNG Partners LP	2,395,841	1,290,400	-	3,686,241
Martin Midstream Partners LP	5,637,184	769,069	-	6,406,253
Midcoast Energy Partners LP i	3,100,729	-	(3,100,729)	-
NGL Energy Partners LP	8,728,872	880,800	-	9,609,672
Nustar Energy LP	5,340,776	200,000	-	5,540,776
Sanchez Midstream Partners LP ii	1,739,905	34,000	-	1,773,905
Sprague Resources LP	1,530,958	99,300	-	1,630,258
Suburban Propane Partners LP	2,756,082	1,005,200	(200,000)	3,561,282
Summit Midstream Partners LP	5,320,030	798,000	-	6,118,030
Sunoco LP	8,054,250	1,264,100	-	9,318,350
USA Compression Partners LP	4,621,112	1,827,151	-	6,448,263
USD Partners LP [i]	750,975	-	-	750,975
Common Stock
KNOT Offshore Partners LP	1,103,652	700,000	-	1,803,652
Preferred Master Limited Partnership Shares
Blueknight Energy Partners LP - Preferred	-	801,393	-	801,393
Crestwood Equity Partners LP - Preferred	-	2,867,201	-	2,867,201
CSI Compressco LP - Preferrediii	1,312,336	128,744	(183,966)	1,257,114
GPM Petroleum LP - Preferred	1,500,000	-	-	1,500,000

	Value August 31, 2017	Distributions	Realized Gain/(Loss)	Change in Unrealizaed Gain/(Loss)
Master Limited Partnership Shares
American Midstream Partners LP	$79,016,207	$7,122,801	$-	$(4,215,194)
Arc Logistic Partners LP	31,538,413	2,503,350	-	6,068,727
Archrock Partners LP	73,533,298	4,532,407	-	(7,533,068)
Blueknight Energy Partners LP	11,542,746	863,606	-	(955,290)
Crestwood Equity Partners LP	129,544,167	9,339,674	-	20,895,661
CrossAmerica Partners LP	61,677,359	3,873,924	-	5,809,569
CSI Compressco LP	10,817,705	1,588,414	-	(24,782,458)
Genesis Energy LP	172,869,150	8,159,741	-	(26,040,889)
Global Partners LP	50,972,339	4,088,099	-	6,994,834
Golar LNG Partners LP	81,023,577	5,910,470	-	712,738
Martin Midstream Partners LP	109,867,239	9,424,845	-	9,368,884
Midcoast Energy Partners LP i	-	1,108,511	(17,271,524)	-
NGL Energy Partners LP	86,006,564	10,977,804	-	(84,697,132)
Nustar Energy LP	224,346,020	17,982,449	-	(22,202,859)
Sanchez Midstream Partners LP ii	17,739,050	2,283,799	-	542,881
Sprague Resources LP	41,979,144	2,840,438	-	7,655,099
Suburban Propane Partners LP	88,177,342	9,836,913	(221,747)	(4,974,753)
Summit Midstream Partners LP	128,784,532	10,553,602	-	332,580
Sunoco LP	291,757,539	23,035,619	-	87,430,803
USA Compression Partners LP	101,753,590	9,788,514	-	(3,657,785)
USD Partners LP i	8,523,566	754,730	-	541,325
Common Stock
KNOT Offshore Partners LP	42,476,004	2,813,697	-	3,242,589
Preferred Master Limited Partnership Shares
Blueknight Energy Partners LP - Preferred	6,234,838	286,498	-	126,220
Crestwood Equity Partners LP - Preferred	23,166,984	1,035,573	-	(3,582,989)
CSI Compressco LP - Preferrediii	13,840,829	1,471,544	-	1,061,667
GPM Petroleum LP - Preferred	30,780,000	2,200,391	-	2,935,391
	1,917,968,202	154,377,413	(17,493,271)	(28,923,449)

[i]	Is not an affiliate as of August 31, 2017, was an affiliate during the period ended August 31, 2017.
ii.	Sanchez Production Partners LP changed names to Sanchez Midstream Partners LP on June 5, 2017.
iii.	Shares of CSI Compressco LP - Preferred converted to CSI Compressco LP at cost in a non-taxable corporate action.
[2]	Non-income producing

[3]
Restricted security. The aggregate value of restricted securities at period end was $67,787,813, which represents 1.79% of the Fund's net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Crestwood Equity Partners LP - Preferred	3/2/2017 – 8/14/2017	$27,785,547	$23,166,984	$(4,618,563)
CSI Compressco LP - Preferred	8/8/2016 – 6/30/2017	14,368,816	13,840,829	(527,987)
GPM Petroleum LP	1/12/2016	30,000,000	30,780,000	780,000

[4]	Variable rate security; the coupon rate represents the rate at August 31, 2017.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS – As of 08/31/2017
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 109.4%

Diversified — 19.4%
Enterprise Products Partners LP 1	955,642	$24,913,587
Westlake Chemical Partners LP 1	206,696	4,950,369
Williams Partners LP 1	371,785	14,648,329
Total Diversified		44,512,285

Gathering/Processing — 2.8%
Western Gas Partners LP 1	125,698	6,420,654

Natural Gas Pipelines — 50.5%
Energy Transfer Equity LP 1	1,593,224	27,674,301
Energy Transfer Partners LP 1	1,591,660	30,257,447
EQT Midstream Partners LP 1	117,340	8,961,256
Rice Midstream Partners LP 1	456,101	9,464,096
Tallgrass Energy GP LP 1	561,210	15,085,325
Tallgrass Energy Partners LP 1	59,324	2,804,245
TC Pipelines LP 1	413,799	21,774,103
Total Natural Gas Pipelines		116,020,773

Petroleum Transportation — 36.7%
Buckeye Partners LP 1	201,564	11,527,445
Genesis Energy LP 1	211,984	5,659,973
Magellan Midstream Partners LP 1	300,644	20,260,399
MPLX LP 1	640,207	21,971,904
Phillips 66 Partners LP 1	182,980	8,742,784
Plains All American Pipeline LP 1	341,984	7,407,374
Plains GP Holdings LP, Class A 1	392,440	8,822,051
Total Petroleum Transportation		84,391,930

Total Master Limited Partnership Shares (identified cost $253,122,437)		251,345,642

Common Stocks — 15.3%

Diversified — 3.1%
Williams Cos., Inc. [1]	238,048	7,077,167

Gathering/Processing — 12.2%
Antero Midstream GP LP 1	371,120	7,073,547
Targa Resources Corp. [1]	473,420	21,100,330
Total Gathering/Processing		28,173,877

Total Common Stocks (identified cost $32,822,231)		35,251,044

Short-Term Investment — 1.7%

Money Market — 1.7%
Fidelity Treasury Portfolio, Institutional Class , 0.89% [2]	$3,880,650	3,880,650

Total Short-Term Investment (identified cost $3,880,650)		3,880,650

Total Investments — 126.4% (identified cost $289,825,318)	290,477,336

Liabilities In Excess of Other Assets — (26.4)%	(60,740,311)

Net Assets -— 100.0%	$229,737,025

LP - Limited Partnership
GP - General Partner
[1]
As of August 31, 2017, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $166,269,310 as of August 31, 2017. The loan agreement requires continuous collateral whether the loan has a balance or not.

[2]	Variable rate security; the coupon rate represents the rate at August 31, 2017.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS August 31, 2017 (Unaudited)

Notes to Statements of Investments

1. Organization

Oppenheimer SteelPath MLP Funds Trust (the “Trust”) is comprised of four separate series (collectively, the “Funds” and each individually a “Fund”). The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Fund, and Oppenheimer SteelPath MLP Alpha Plus Fund are non-diversified funds under the Act. Oppenheimer SteelPath MLP Select 40 Fund is a diversified fund under the Act. Each Fund’s investment objective is to seek total return. The Funds’ investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or “Oppenheimer”).

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,003,261,187	$-	$-	$3,003,261,187
Common Stocks	251,415,959	-	-	251,415,959
Preferred Master Limited Partnership Shares	-	-	64,206,976	64,206,976
Short-Term Investment	27,311,160	-	-	27,311,160
Total	$3,281,988,306	$-	$64,206,976	$3,346,195,282

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$2,609,271,166	$-	$-	$2,609,271,166
Common Stocks	366,839,083	-	-	366,839,083
Total	$2,976,110,249	$-	$-	$2,976,110,249

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,178,153,172	$-	$-	$3,178,153,172
Common Stocks	256,864,265	-	-	256,864,265
Preferred Master Limited Partnership Shares	18,550,606	-	67,787,813	86,338,419
Short-Term Investment	33,422,233	-	-	33,422,233
Total	$3,486,990,276	$-	$67,787,813	$3,554,778,089

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$251,345,642	$-	$-	$251,345,642
Common Stocks	35,251,044	-	-	35,251,044
Short-Term Investment	3,880,650	-	-	3,880,650
Total	$290,447,336	$-	$-	$290,447,336

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Funds during the period.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Select 40	Alpha	Income	Alpha Plus
Transfers into Level 1*	$19,351,519	$92,887,258	$-	$-
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$19,351,519	$92,887,258	$-	$-

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2*	19,351,519	92,887,258	-	-
Net transfers in (out) of Level 2	$(19,351,519)	$(92,887,258)	$-	$-

*	Transfers from Level 2 to Level 1 are a result of a certain privately held security becoming freely tradeable and being priced using quoted prices from an active market.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Select 40 Fund	Income Fund
Beginning balance November 30, 2016	$40,060,000	$44,926,890
Transfers into Level 3 during the period	-	-
Change in unrealized appreciation/(depreciation)	330,933	414,069
Total realized gain/(loss)	-	-
Gross Acquisitions[1]	27,785,537	29,257,090
Gross Reductions[2]	-	(2,102,728)
Return of Capital Distributions[1]	(3,969,554)	(4,707,508)
Transfers out of Level 3 during the period	-	-
Ending balance August 31, 2017	$64,206,976	$67,787,813

[1]	Includes distributions reinvested into additional shares.
[2]	Shares converted to common units at cost.

Item 2. Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/	Arthur P. Steinmetz
By:	Arthur P. Steinmetz
Principal Executive Officer
Date	10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/	Arthur P. Steinmetz
By:	Arthur P. Steinmetz
Principal Executive Officer
Date	10/13/2017

/s/	Brian Petersen
By:	Brian Petersen
Principal Financial Officer
Date	10/13/2017